Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020
Benign scenario [member] | Canada [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	7.80%	9.00%
Corporate BBB	1.70%	1.80%
Unemployment rates	6.40%	6.40%
Housing Price Index	10.80%	9.60%
Benign scenario [member] | Canada [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	5.60%	4.00%
Corporate BBB	1.90%	2.00%
Unemployment rates	5.60%	5.90%
Housing Price Index	6.40%	5.40%
Benign scenario [member] | United States [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	7.20%	7.00%
Corporate BBB	1.30%	1.60%
Unemployment rates	4.60%	5.20%
Housing Price Index	8.30%	4.70%
Benign scenario [member] | United States [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.30%	3.70%
Corporate BBB	1.50%	1.80%
Unemployment rates	3.90%	4.60%
Housing Price Index	5.20%	4.20%
Base Scenario [member] | Canada [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	5.00%	6.00%
Corporate BBB	2.20%	2.20%
Unemployment rates	7.50%	8.00%
Housing Price Index	6.40%	4.50%
Base Scenario [member] | Canada [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.50%	3.00%
Corporate BBB	2.20%	2.20%
Unemployment rates	6.50%	7.10%
Housing Price Index	2.50%	2.50%
Base Scenario [member] | United States [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.50%	4.00%
Corporate BBB	1.70%	2.00%
Unemployment rates	5.90%	6.80%
Housing Price Index	5.20%	1.40%
Base Scenario [member] | United States [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.50%	3.00%
Corporate BBB	1.80%	2.10%
Unemployment rates	4.70%	5.60%
Housing Price Index	3.30%	2.70%
Adverse scenario [member] | Canada [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(1.50%)	(2.10%)
Corporate BBB	4.20%	4.50%
Unemployment rates	11.20%	13.80%
Housing Price Index	(9.90%)	(9.10%)
Adverse scenario [member] | Canada [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	0.80%	0.80%
Corporate BBB	4.20%	4.00%
Unemployment rates	11.40%	13.90%
Housing Price Index	(6.40%)	(4.60%)
Adverse scenario [member] | United States [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(1.30%)	(2.90%)
Corporate BBB	4.20%	4.40%
Unemployment rates	10.20%	12.60%
Housing Price Index	(5.80%)	(7.30%)
Adverse scenario [member] | United States [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	0.80%	0.80%
Corporate BBB	3.90%	3.70%
Unemployment rates	10.50%	12.70%
Housing Price Index	(4.10%)	(2.20%)